Contents of Significant Accounts - Non-Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) on valuation of financial assets and liabilities at fair value through profit or loss	$ (320,956)		$ (40,553)	$ (1,247,962)
Gain (Loss) on disposal of investments accounted for under the equity method	(2,093)		163,395	50,553
Others	20,345		100,254	62,869
Total other gains and losses	(302,704)	$ (9,232)	223,096	(1,134,540)
Interest expenses, bonds payable	500,757		444,424	486,079
Interest expenses, bank loans	963,263		833,548	1,100,840
Interest expenses, lease liabilities	196,457		179,367	166,928
Interest expenses, others	18,225		16,390	31,464
Financial expenses	77,398		96,645	81,018
Total finance costs	$ 1,756,100	$ 53,556	$ 1,570,374	$ 1,866,329